UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
February 9, 2009

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 108
Form 13F Information Table Value Total: $1,478,527 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE SHARED NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- --------- ------ ------ ------
3M Company                     COM        88579Y101    23161  402518 SH        SOLE               376478        26040
ABB Ltd                        ADR        000375204    21640 1441707 SH        SOLE              1348412        93295
Adobe Systems, Inc             COM        00724F101     1742   81820 SH        SOLE                81655          165
Affiliated Managers Group      COM        008252108     4108   98000 SH        SOLE                98000
Aflac, Inc.                    COM        001055102    25143  548493 SH        SOLE               513047        35446
Altera Corp.                   COM        021441100     1771  106000 SH        SOLE               106000
American Eagle Outfitters      COM        02553E106     5403  577200 SH        SOLE               577200
American Express               COM        025816109    17146  924299 SH        SOLE               878406        45893
Apache Corp                    COM        037411105    19528  262016 SH        SOLE               251256        10760
Applied Materials, Inc.        COM        038222105     2229  220000 SH        SOLE               220000
Bankamerica Corp               COM        060505104      941   66854 SH        SOLE                66854
Bed Bath Beyond Inc            COM        075896100    16215  637882 SH        SOLE               628147         9735
Berkshire Hathaway, Inc. Cl B  COM        084670207    32506   10114 SH        SOLE                 9412          702
Best Buy Company               COM        086516101    25102  892975 SH        SOLE               844235        48740
Biogen Idec                    COM        09062X103     6625  139100 SH        SOLE               139100
Brookfield Asset Management    COM        112585104    11945  782243 SH        SOLE               753671        28572
Brown & Brown Inc.             COM        115236101    15219  728159 SH        SOLE               702559        25600
Brown-Forman Corporation       COM        115637209    16307  316699 SH        SOLE               305743        10956
Capital One Finl Corp          COM        14040H105     7526  236000 SH        SOLE               236000
Carmax, Inc.                   COM        143130102     4502  571275 SH        SOLE               551082        20193
Charles River Laboratories     COM        159864107    37347 1425448 SH        SOLE              1357867        67581
Check Point Software Tech.     COM        M22465104     3798  200000 SH        SOLE               200000
Cisco Systems, Inc.            COM        17275R102    44315 2718717 SH        SOLE              2577530       141187
Citigroup, Inc.                COM        172967101     2077  309500 SH        SOLE               309500
Clorox Co.                     COM        189054109    12651  227693 SH        SOLE               219763         7930
Coach Inc.                     COM        189754104     5079  244530 SH        SOLE               244415          115
Coca Cola Co                   COM        191216100    29728  656677 SH        SOLE               613607        43070
Comcast, Corp. Special Cl A    COM        20030N200    26381 1633487 SH        SOLE              1527772       105715
Community Health Systems       COM        203668108     1458  100000 SH        SOLE               100000
Copart Inc                     COM        217204106    10944  402511 SH        SOLE               388006        14505
Covance Inc.                   COM        222816100    18869  409931 SH        SOLE               382886        27045
Covanta Holding Corp.          COM        22282E102    13148  598746 SH        SOLE               577314        21432
Dell Computer Corp             COM        24702R101     3746  365800 SH        SOLE               365800
Diageo                         ADR        25243Q205    20616  363337 SH        SOLE               340782        22555
Dun & Bradstreet               COM        26483E100    14650  189763 SH        SOLE               183284         6479
EBAY Inc.                      COM        278642103     5003  358400 SH        SOLE               358400
EMC Corp/Mass                  COM        268648102    21791 2081273 SH        SOLE              1983223        98050
Ecolab Inc.                    COM        278865100     7512  213726 SH        SOLE               206666         7060
Expeditors International Wash  COM        302130109    12514  376126 SH        SOLE               362836        13290
Fiserv, Inc                    COM        337738108    39200 1077804 SH        SOLE              1031904        45900
Flextronics Intl LTD           COM        Y2573F102     2250  879000 SH        SOLE               879000
Franklin Resources Inc         COM        354613101    16914  265195 SH        SOLE               249295        15900
Garmin LTD                     COM        G37260109     3157  164700 SH        SOLE               164700
Genentech Inc.                 COM        368710406     1658   20000 SH        SOLE                20000
General Electric               COM        369604103    21429 1322761 SH        SOLE              1237783        84978
Google Inc                     COM        38259p508    36050  117179 SH        SOLE               110311         6868
Home Depot                     COM        437076102     3920  170300 SH        SOLE               170300
IShares S&P 500 Index Fund     COM        464287200      372    4118 SH        SOLE                 4118
Idex Corp.                     COM        45167R104    10385  430036 SH        SOLE               414788        15248
Intuit, Inc.                   COM        461202103     4848  203800 SH        SOLE               203800
Iron Mountain Incorporated     COM        462846106    16534  668585 SH        SOLE               645125        23460
Jacobs Engineering Group, Inc. COM        469814107    32019  665685 SH        SOLE               634760        30925
Johnson & Johnson              COM        478160104    16768  280262 SH        SOLE               261971        18291
Kaydon Corporation             COM        486587108     7119  207254 SH        SOLE               200134         7120
Kohls Corp                     COM        500255104     8561  236500 SH        SOLE               236500
Laboratory Crp of Amer Hldgs   COM        50540R409    13937  216381 SH        SOLE               208701         7680
Leucadia National Corp         COM        527288104    11640  587882 SH        SOLE               566944        20938
Liberty Global Inc.-Series C   COM        530555309     9763  643165 SH        SOLE               622535        20630
Lowe's Companies               COM        548661107     7071  328600 SH        SOLE               328600
MGIC Investment                COM        552848103      497  142800 SH        SOLE               142800
MIDCAP SPDR Trust Series 1     COM        595635103    18082  186110 SH        SOLE               186110
Markel Corp.                   COM        570535104    45706  152862 SH        SOLE               146814         6048
Marshall & Ilsley              COM        571837103     5069  371625 SH        SOLE               371270          355
Martin Marietta Mat.           COM        573284106    11984  123447 SH        SOLE               118765         4682
Medtronic Inc.                 COM        585055106    22416  713431 SH        SOLE               669246        44185
Merrill Lynch                  COM        590188108     2819  242200 SH        SOLE               242200
Microsoft Corp                 COM        594918104    38504 1980650 SH        SOLE              1866782       113868
Millipore Corp                 COM        601073109    28484  552867 SH        SOLE               528201        24666
Mohawk Industries, Inc.        COM        608190104    35461  825242 SH        SOLE               789595        35647
Morgan Stanley                 COM        617446448     3497  218000 SH        SOLE               218000
Mylan Labs                     COM        628530107     4368  441700 SH        SOLE               441700
Noble Corp.                    COM        G65422100     6764  306222 SH        SOLE               294897        11325
Novartis Ag                    ADR        66987v109    30351  609955 SH        SOLE               570160        39795
Odyssey Re Holdings Corp       COM        67612W108    19355  373582 SH        SOLE               360783        12799
Pfizer, Inc.                   COM        717081103     6903  389800 SH        SOLE               389800
Powershares QQQ Nasdaq 100     COM        73935A104     8327  280000 SH        SOLE               280000
Proctor & Gamble               COM        742718109      314    5075 SH        SOLE                 4935          140
QLogic Corp                    COM        747277101     2114  157300 SH        SOLE               157300
Qualcomm, Inc.                 COM        747525103     1075   30000 SH        SOLE                30000
Quest Diagnostics              COM        74834L100    25800  497011 SH        SOLE               464460        32551
S&P 500 Depository Receipt     COM        78462F103     8885   98461 SH        SOLE                92824         5637
SEI Investments Co.            COM        784117103    12418  790483 SH        SOLE               763000        27483
Schlumberger Ltd               COM        806857108    23628  558176 SH        SOLE               526561        31615
Staples Inc.                   COM        855030102    19552 1091061 SH        SOLE              1018881        72180
Starbucks Corp                 COM        855244109    13356 1411889 SH        SOLE              1374574        37315
State Street Boston Corp       COM        857477103    22502  572131 SH        SOLE               544556        27575
Symantec Corp                  COM        871503108     4773  353000 SH        SOLE               353000
Synovus Financial Corp         COM        87161C105     2119  255360 SH        SOLE               255360
Target Corporation             COM        87612E106    27981  810328 SH        SOLE               770250        40078
Techne Corp                    COM        878377100    10838  167986 SH        SOLE               162319         5667
Tiffany & Co.                  COM        886547108     7888  333829 SH        SOLE               322879        10950
Total System Services Inc.     COM        891906109     9147  653373 SH        SOLE               630343        23030
Transocean Ltd.                COM        H8817H100     3031   64145 SH        SOLE                64040          105
Unit Corp                      COM        909218109    10935  409246 SH        SOLE               397053        12193
United Healthcare Corp.        COM        91324P102     7844  294900 SH        SOLE               294900
United Parcel Service - Cl B   COM        911312106     2784   50471 SH        SOLE                50326          145
Valero Energy Corp             COM        91913Y100     1515   70000 SH        SOLE                70000
Varian Medical Systems         COM        92220P105     2453   70000 SH        SOLE                70000
Walgreen Co                    COM        931422109    31078 1259757 SH        SOLE              1177357        82400
Waste Management, Inc.         COM        94106L109    14200  428482 SH        SOLE               414470        14012
Waters Corp.                   COM        941848103     3115   85000 SH        SOLE                85000
Wells Fargo & Co               COM        949746101    31407 1065383 SH        SOLE              1018663        46720
Williams-Sonoma, Inc.          COM        969904101     2295  292000 SH        SOLE               292000
XTO Energy Inc.                COM        98385X106     5041  142915 SH        SOLE               142695          220
Yahoo! Inc                     COM        984332106     2733  224000 SH        SOLE               224000
Yum! Brands Inc.               COM        988498101    12014  381388 SH        SOLE               368373        13015
Zebra Technologies Corp-Cl A   COM        989207105    15760  777877 SH        SOLE               756966        20911
Zimmer Holdings Inc.           COM        98956P102    37364  924406 SH        SOLE               884812        39594